Meritz Investments - Put option (Details) - Meritz put option $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($) Y $ / shares
Meritz Investments
Internal rate of return on investments	12.50%
Share price | $ / shares	$ 14.00
Fair value of put option liabilities	$ 130,082
Increase in fair value of the put option liabilities	$ 45,132
Risk-free interest rate | Level 3
Meritz Investments
Put option liabilities, measurement input	0.0459
Expected volatility | Level 3
Meritz Investments
Put option liabilities, measurement input	0.5379
Expected dividend yield | Level 3
Meritz Investments
Put option liabilities, measurement input	0.0000
Expected terms | Level 3
Meritz Investments
Put option liabilities, measurement input | Y	2.64
Probability of exercise condition | Level 3
Meritz Investments
Put option liabilities, measurement input	0.5000